Shareholder Report, Line Graph (Details) 356000_Hotchkis - Wiley International Small Cap Diversified Value Fund_Class I_TSR Annual {Class I} - USD ($)							12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 526,876	$ 439,730	$ 380,301	$ 324,843	$ 378,942	$ 250,000	$ 629,633
MSCI World Index (Net) USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI World Index (Net) USD
Accumulated Value	493,104	424,145	352,889	297,770	347,611	250,000	$ 598,319
MSCI World ex-USA Small Cap Index (Net) USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI World ex-USA Small Cap Index (Net) USD
Accumulated Value	$ 399,298	$ 324,840	$ 301,324	$ 273,813	$ 355,711	$ 250,000	$ 476,602